Common and Preferred Stock, Additional Paid-In Capital and Dividends, Repricing of the June 2022 Private Placement Warrants (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Oct. 07, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Oct. 06, 2022	Jun. 30, 2022
Repricing of Private Placement Warrants [Abstract]
Gross proceeds		$ 4,556	$ 0	$ 0
Deemed dividend on warrant inducement		$ 1,345	$ 0	$ 0
June 2022 Warrants [Member]
Repricing of Private Placement Warrants [Abstract]
Investor's ownership percentage in warrants	100.00%
Exercise price (in dollars per share)					$ 10	$ 10
Gross proceeds	$ 4,827
Number of securities called by warrants (in shares)						715,150
October 2022 Warrants [Member]
Repricing of Private Placement Warrants [Abstract]
Exercise price (in dollars per share)	$ 6.75
Number of securities called by warrants (in shares)	1,072,725
Deemed dividend on warrant inducement	$ 1,345
Warrants exercised (in shares)		0